Income Tax (Details) - Schedule of federal income tax rate to the Company's effective tax rate	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Federal Income Tax Rate To The Companys Effective Tax Rate Abstract
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Permanent differences	120.00%	(27.00%)
Valuation allowance	(141.00%)	6.00%
Income tax provision expense	0.00%	0.00%